Redeemable Convertible Preferred Stock - Summary of The Warrants Were Valued Using The Following Assumptions (Detail)	Sep. 30, 2021 yr	Dec. 31, 2020 yr	Dec. 31, 2019 yr
At Issuance Date [Member] | Common Stock Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.80
At Issuance Date [Member] | Common Stock Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		5.00
At Issuance Date [Member] | Common Stock Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0220
At Issuance Date [Member] | Common Stock Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0
At Issuance Date [Member] | Preferred B Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.80
At Issuance Date [Member] | Preferred B Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		5.00
At Issuance Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0273
At Issuance Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0220
At Issuance Date [Member] | Preferred B Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.80
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		3.75
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0029
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0
Reporting Date [Member] | Preferred B Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.80	0.80	0.80
Reporting Date [Member] | Preferred B Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2	2.00	4.00
Reporting Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0013	0.0166
Reporting Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0028
Reporting Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0016
Reporting Date [Member] | Preferred B Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.80	0.80	0.80
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2	2.00	4.00
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0013	0.0166
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0028
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0016
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.80
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0028
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0016
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0